Exhibit 99.3

Exception Grades
Run Date - 10/1/2024 10:09:02 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
221175850	3158534438	30381969	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. Receipt of updated fee from settlement agent is invalid without underlying reason for increase.	Reviewer Comment (2024-05-29): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-28): Please review evidence of cure attached, copy of refund, CD, letter etc.

Reviewer Comment (2024-05-08): SitusAMC received email conversation confirming the vesting. There is no new information appears that can increase the recording fee. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-07): do not concur-additional supporting doc's

Buyer Comment (2024-05-07): Do not concur-additional explanation and supporting docs

Reviewer Comment (2024-05-01): The provided documentation for increase in recording fees is insufficient.   The recording of a PUD rider should have been something the lender was aware of at initial disclosure. Cure is required.

Buyer Comment (2024-05-01): Please review additional explanation attached that corresponds with the Change in Circumstance

Reviewer Comment (2024-04-19): SitusAMC received Changed Circumstance dated [redacted] which is already in file, but it does not give sufficient information on why the unanticipated pages was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-04-18): Do not concur-Valid Change in Circumstance form attached; Recording fee increase based on need to record additional unanticipated pages of Deed
																			05/29/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531475	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531476	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531477	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531478	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531479	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531480	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531481	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158534961	30531482	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-06-19): SitusAMC received Letter of Explanation, Payment history and Corrected CD.

Buyer Comment (2024-06-18): Please review check attached

Buyer Comment (2024-06-18): Please review pay history attached

Reviewer Comment (2024-06-17): SitusAMC received corrected PCCD and LOE for cure showing principal reduction. Missing payment history to showing principal reduction to cure this exception.

Buyer Comment (2024-06-17): Please review Closing Disclosure and letter to borrower Principal Reduction provided for tolerance Category K. $[redacted]

Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																			06/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283785	3158534992	30532021	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]). The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.	Final Closing Disclosure dated [redacted] Total of Payments charges are $[redacted]. Due Diligence finance charges are $[redacted]. There is a variance of $[redacted]. The Post-Close Closing Disclosure in file appears to have corrected the issue; however, to complete the cure a letter of explanation to the borrower, proof of delivery and a copy of the refund check for the underdisclosed amount is still needed.	Reviewer Comment (2024-06-10): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Buyer Comment (2024-06-06): Please review uploaded LOE, CD, check and proof of delivery.

Buyer Comment (2024-06-06): .

Reviewer Comment (2024-05-24): SitusAMC guidance that the determination of whether the APR, Finance Charge, Amount Financed, and TOP disclosed to the consumer at consummation is accurate will be based on whether the creditor disclosed based on the best information reasonably available at the time of disclosure.  Note that the "reasonably available" standard requires that the creditor, acting in good faith, exercise due diligence in obtaining information. If there is sufficient documentation in the loan file to support that disclosures were made based on best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information and the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure), a violation would not be cited for inaccurate disclosures (APR, Finance Charge, Amount Financed, TOP).   Note that dry state closings, in and of itself, would not be sufficient reason for fees to increase and not result in an under disclosure finding.  As noted, there must be documentation in file to support that disclosures at consummation were: 1. made based on best information reasonably available;  2. that creditor acted in good faith and exercised diligence in obtaining the information; and  3. the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure)  For the subject transaction, lender provided a FINAL settlement statement from the settlement agent dated [redacted], the same date as the Corrected CD after consummation which does not support that the disclosure was made based on the best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information. Document provide only provides proof the Corrected CD fees being redisclosed.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure & proof of mailing

Buyer Comment (2024-05-22): Do not concur.  The escrow company increased their fees after funding, which is common in dry funding states, and explains the difference in the total of payments.  Please review uploaded final settlement state confirming fees changed prior to disbursement/funding.
																			06/10/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes